OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		3 Months Ended
	May 02, 2021	Jun. 30, 2024
Office Lease Right Of Use Asset And Lease Liability
Fiscal 2025 (April 1, 2024 to March 31, 2025)		$ 21,124
Fiscal 2026 (April 1, 2025 to March 31, 2026)		28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027)		2,347
Total undiscounted lease payments		51,636
Less: inputed interest		(5,030)
Lease liability	$ 100,877	$ 46,606